Accrued and Other Liabilities - Summary of Accompanying Consolidated Balance Sheets of Accrued and Other Liabilities (Detail) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Vessel operating expenses	$ 994,293	$ 965,641
Voyage expenses	89,474	155,275
Administrative expenses	139,787	151,179
Total	$ 1,223,554	$ 1,272,095